Expense Example - FidelitySeriesInvestmentGradeBondFund-PRO - FidelitySeriesInvestmentGradeBondFund-PRO - Fidelity Series Investment Grade Bond Fund - Fidelity Series Investment Grade Bond Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none